Cash generated from operations (Tables)	6 Months Ended
Dec. 31, 2018
Cash generated from operations
Schedule of cash generated from operations

	Three months ended 31 December		Six months ended 31 December
		Restated(1)		Restated(1)
	2018 £’000	2017 £’000	2018 £’000	2017 £’000
Profit before tax	37,648	37,813	46,396	54,938
Depreciation	2,970	2,755	5,779	5,329
Amortization	33,440	37,335	68,571	73,389
Loss/(profit) on disposal of intangible assets	4,349	(1,013)	(18,079)	(18,292)
Net finance costs	6,346	4,363	11,472	5,146
Profit on disposal of property, plant and equipment	—	(75)	—	(75)
Equity-settled share-based payments	161	618	371	1,203
Foreign exchange (gains)/losses on operating activities	(95)	9	182	1,000
Reclassified from hedging reserve	1,536	3,587	2,844	7,468
Changes in working capital:
Inventories	56	156	(1,194)	(281)
Trade and other receivables	(30,303)	(37,282)	39,293	(25,437)
Trade and other payables and deferred revenue	(97,127)	(86,706)	(73,298)	(115,877)

Cash (used in)/generated from operations	(41,019)	(38,440)	82,337	(11,489)

(1) Comparative amounts have been restated - see note 34 to the interim consolidated financial statements for further details.